FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 41,335	$ 33,281
Financial assets pledged as collateral for liabilities or contingent liabilities	9,700	7,000
Disclosure of financial liabilities [line items]
Financial liabilities	193,217	184,231
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	7,346	6,424
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	185,871	177,807
Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	7,692	6,208
Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	8,861	6,103
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	24,782	20,970
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	9,077	7,083
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,077	7,083
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	139,324	136,292
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	139,324	136,292
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	128,556	127,869
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	128,556	127,869
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	10,768	8,423
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,768	8,423
Accounts payable and other
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value	2,400	1,300
Disclosure of financial liabilities [line items]
Financial liabilities	41,117	36,724
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	41,117	36,724
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,889	4,528
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	35,228	32,196
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,699	4,132
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	1,457	1,896
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,242	2,236
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	9,933	6,778
Cash and cash equivalents | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	9,933	6,778
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,651	2,403
Government bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	356	156
Government bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,295	2,247
Government bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	3,599	3,267
Corporate bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,094	1,118
Corporate bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,148	1,839
Corporate bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	357	310
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	2,270	1,750
Fixed income securities and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,079	1,131
Fixed income securities and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	1,191	619
Fixed income securities and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	6,514	3,189
Common shares and warrants | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	3,287	1,791
Common shares and warrants | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	3,227	1,398
Common shares and warrants | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	2,696	1,859
Loans and notes receivables | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	110	55
Loans and notes receivables | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and notes receivables | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,586	1,804
Other financial assets
Disclosure of financial assets [line items]
Financial assets	17,730	12,468
Other financial assets | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	5,926	4,251
Other financial assets | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	8,861	6,103
Other financial assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,943	2,114
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	13,672	14,035
Financial instruments designated as hedging instruments, at fair value		950
Accounts receivable and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,766	1,957
Accounts receivable and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	11,906	12,078
Shareholders' Loan | Renewable Power
Disclosure of financial assets [line items]
Financial assets	$ 500	$ 500